Share Capital and Treasury Shares (Details)	1 Months Ended							4 Months Ended	12 Months Ended
	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Feb. 29, 2024 CNY (¥) shares	Nov. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2022 CNY (¥) shares	Oct. 31, 2022 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 $ / shares	Jun. 20, 2024 CNY (¥) shares	Jun. 20, 2024 USD ($) shares	Jun. 20, 2024 $ / shares	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 $ / shares	Feb. 01, 2023 CNY (¥) shares	Feb. 01, 2023 $ / shares	Dec. 31, 2022 $ / shares
Share Capital and Treasury Shares [Line Items]
New shares issued			71,034
Share capital | ¥									¥ 16,000,000
Total consideration									¥ 29,344,000	¥ 37,458,000		$ 4,020,000
Treasury shares	2,081,399	2,081,399				1,237,884				1,237,884								1,237,884
Number of shares placement																				22,500,000
Allotted shares price per shares (in Dollars per share) | $ / shares																$ 24.1					$ 24.45
Shares issued									315,224,993	290,196,560		315,224,993						290,196,560
Shares consideration amount (in Yuan Renminbi) | ¥					¥ 5,923,000
Subscription of shares														24,307,322	24,307,322
Share capital									¥ 214,000	¥ 197,000		$ 29,000		¥ 17,000	$ 2,000
Hong Kong Stock Exchange [Member]
Share Capital and Treasury Shares [Line Items]
Stock purchased during period, shares				100,000				1,715,000
Total consideration				¥ 1,959,000				¥ 26,776									$ 268,000
Shares issued					250,000
Ordinary shares [Member]
Share Capital and Treasury Shares [Line Items]
Shares issued						1,528,514
Share Capital [Member]
Share Capital and Treasury Shares [Line Items]
Share capital | $																		$ 10.00
Bonus due to employees amount | ¥						¥ 1,000
Treasury shares [member]
Share Capital and Treasury Shares [Line Items]
Treasury shares	397,949	397,949
Bonus due to employees amount | ¥						¥ 1,000
Restricted share units [member] | Share Capital [Member]
Share Capital and Treasury Shares [Line Items]
Bonus due to employees amount	¥ 8,630,000	$ 1,182,000
Restricted share units [member] | Treasury shares [member]
Share Capital and Treasury Shares [Line Items]
Treasury shares										1,069,461								1,069,461
Bonus due to employees amount	¥ 1,400	$ 200
Pre-IPO Share Option Scheme [Member]
Share Capital and Treasury Shares [Line Items]
New shares issued									656,077	911,062	2,213,404
Weighted average exercise price (in Dollars per share) | $ / shares													$ 0.01						$ 0.01			$ 0.01
Share capital			¥ 50.00						¥ 500	¥ 1,000	¥ 2,000	$ 100
2021 RSU Scheme [Member]
Share Capital and Treasury Shares [Line Items]
New shares issued							91,933			65,034
Share capital | ¥							¥ 60.00
2021 RSU Scheme [Member] | Share Capital [Member]
Share Capital and Treasury Shares [Line Items]
Share capital | ¥										¥ 50.00
2018 and 2022 RSU Scheme [Member]
Share Capital and Treasury Shares [Line Items]
Treasury shares									939,687			939,687
2018 and 2022 RSU Scheme [Member] | Hong Kong Stock Exchange [Member]
Share Capital and Treasury Shares [Line Items]
Treasury shares											416,208
Share Placement [Member]
Share Capital and Treasury Shares [Line Items]
Share capital | ¥																				¥ 15,000